Significant Related Party Transactions - Summary of Significant Transactions Carried Out by Group with Significant Related Parties (Detail) - CNY (¥) ¥ in Millions		6 Months Ended	7 Months Ended	12 Months Ended
		Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Distribution of dividends from the Company and AMC to CLIC				¥ 18,372	¥ 13,850	¥ 20,633
Capital increase (Note 9)				12,877	11,400
Interest received from CGB				25,161	25,949	25,860
Commission expenses charged by CGB				54,777	65,744	¥ 84,361
Transactions Between Other Subsidiaries And The Company [Member]
Disclosure of transactions between related parties [line items]
Agency fee received	[1]			57	70
Dividends from significant related parties				475	738
Sino-Ocean Group Holding Limited ("Sino-Ocean") [member]
Disclosure of transactions between related parties [line items]
Dividends from significant related parties			¥ 61
Sino-Ocean Group Holding Limited ("Sino-Ocean") [member] | Transactions With Associates And Joint Ventures [Member]
Disclosure of transactions between related parties [line items]
Dividends from significant related parties				61	271
Interest of corporate bonds received from Sino-Ocean				7	17
China Life Property & Casualty Insurance Company Limited ("CLP&C") [member]
Disclosure of transactions between related parties [line items]
Asset management fee received	[2]			43	52
Capital increase (Note 9)				3,600
Agency fee received	[3],[4]			1,516	1,634
Rental and a service fee received from CLP&C				99	78
Dividends from significant related parties				75	214
China Guangfa Bank Co. Ltd ("CGB") [member]
Disclosure of transactions between related parties [line items]
Capital increase (Note 9)	[5]			8,025
Dividends from significant related parties		¥ 774
China Guangfa Bank Co. Ltd ("CGB") [member] | Transactions With Associates And Joint Ventures [Member]
Disclosure of transactions between related parties [line items]
Capital increase (Note 9)				8,025
Dividends from significant related parties				774	662
Interest received from CGB				2,747	3,268
Commission expenses charged by CGB	[6]			218	190
Insurance premium received from CGB				180	88
Rental fee received from CGB				173	145
Transactions between Pension Company and the Company [member] | Transactions Between Other Subsidiaries And The Company [Member]
Disclosure of transactions between related parties [line items]
Payment of an asset management fee to significant related parties				94	7
Transactions between the consolidated structured entities/other subsidiaries and the Company [member] | Consolidated structured entities [member]
Disclosure of transactions between related parties [line items]
Distribution of profits from the consolidated structured entities to the Company				15,686	15,947
China Life Insurance (Group) Company ("CLIC") [member] | Transactions with CLIC and its subsidiaries [member]
Disclosure of transactions between related parties [line items]
Distribution of dividends from the Company and AMC to CLIC				12,941	12,663
Policy management fee received from CLIC	[4],[7]			463	554
Asset management fee received	[8]			150	156
China Life Investment Holding Company Limited ("CLI") [member]
Disclosure of transactions between related parties [line items]
Payment of an asset management fee to significant related parties	[4],[9]			637	588
China Life Healthcare Investment company limited ("CLHI") [member]
Disclosure of transactions between related parties [line items]
Payment of operation management service fee to CLHI	[10]			96	112
China Life Insurance (Overseas) Company Limited ("CL Overseas") [member]
Disclosure of transactions between related parties [line items]
Asset management fee received	[11]			108	79
Other associates and joint ventures [member]
Disclosure of transactions between related parties [line items]
Dividends from significant related parties				4,463	3,333
China Life Enterprise Annuity Fund ("EAP") [member] | Transactions between EAP and the Group [member]
Disclosure of transactions between related parties [line items]
Contribution to EAP				1,355	1,357
China Life Asset Management Company Limited ("AMC") [member] | Transactions Between Other Subsidiaries And The Company [Member]
Disclosure of transactions between related parties [line items]
Dividends from significant related parties				549	432
Payment of an asset management fee to significant related parties	[4],[12]			2,872	2,742
China Life Pension Company Limited ("Pension Company") [member] | Transactions Between Other Subsidiaries And The Company [Member]
Disclosure of transactions between related parties [line items]
Dividends from significant related parties				241	127
Rental received from Pension Company				76	70
Capital contribution to significant related parties				1,888	495
Golden Bamboo Limited [member] | Transactions Between Other Subsidiaries And The Company [Member]
Disclosure of transactions between related parties [line items]
Capital contribution to significant related parties				1,108
China Life Qihang Phase I (Tianjin) Equity Investment Fund Partnership (Limited Partnership) ("CL Qihang Fund l") [member] | Transactions Between Other Subsidiaries And The Company [Member]
Disclosure of transactions between related parties [line items]
Capital contribution to significant related parties				850	6,064
Sunny Bamboo Limited [member] | Transactions Between Other Subsidiaries And The Company [Member]
Disclosure of transactions between related parties [line items]
Capital contribution to significant related parties				483
Wuhu Yuanxiang Tianfu Investment Management Partnership (Limited Partnership) ("Yuanxiang Tianfu") [member] | Transactions Between Other Subsidiaries And The Company [Member]
Disclosure of transactions between related parties [line items]
Capital contribution to significant related parties				46
Wuhu Yuanxiang Tianyi Investment Management Partnership (Limited Partnership) ("Yuanxiang Tianyi") [member] | Transactions Between Other Subsidiaries And The Company [Member]
Disclosure of transactions between related parties [line items]
Capital contribution to significant related parties				46
Yuanshu Yuanpin [member] | Transactions Between Other Subsidiaries And The Company [Member]
Disclosure of transactions between related parties [line items]
Capital contribution to significant related parties				31
Yuanshu Yuanjiu [member] | Transactions Between Other Subsidiaries And The Company [Member]
Disclosure of transactions between related parties [line items]
Capital contribution to significant related parties				31
Shanghai Wansheng Industry Partnership (Limited Partnership) ("Shanghai Wansheng") [member] | Transactions Between Other Subsidiaries And The Company [Member]
Disclosure of transactions between related parties [line items]
Capital contribution to significant related parties				12	12
China Life Franklin Asset Management Company Limited [member] | Transactions Between Other Subsidiaries And The Company [Member]
Disclosure of transactions between related parties [line items]
Payment of an asset management fee to significant related parties	[13]			18	15
China Life Guangde(Tianjin) Equity Investment Fund Partnership (Limited Partnership) ("CL Guang De") [member] | Transactions Between Other Subsidiaries And The Company [Member]
Disclosure of transactions between related parties [line items]
Capital contribution to significant related parties				¥ 700	¥ 321

[1]	On 29 December 2021, the Company and Pension Company renewed an entrusted sales service agreement for pension business acted by life business. The agreement is effective from 1 January 2022 to 31 December 2024. The business means that Pension Company entrusted the Company to cooperate in selling enterprise annuity funds, pension security business, occupational pension business and the third-pillar pension financial business. According to the agreement, the commissions for the cooperative service of enterprise annuity fund management, which is the core business of Pension Company, are calculated at 50% to 70% of the annual entrusting management fee revenues, depending on the duration of the agreement. The commissions for cooperative account management service are calculated at 60% of the first year’s account management fee and were only charged for the first year, regardless of the duration of the agreement. The commissions for cooperative investment management services, in accordance with the duration of the agreement, are calculated at 35% to 60% of the annual investment management fee (excluding risk reserves for investment). For pension security business, the commissions of the group pension plan are, in accordance with the duration of the contracts, calculated at 50% to 3% of the annual investment management fee, decreasing annually; the commissions of the personal pension plan are calculated at 30% to 50% of the annual investment management fee according to the various rates of the daily management fee applied to the various individual pension management products in all of the management years; the cooperative commissions of occupation annuity and third-pillar pension financial business should be determined by both parties on a separate occasion. The commissions charged to Pension Company by the Company are eliminated in the consolidated statement of comprehensive income of the Group.
[2]	On 10 February 2021, CLP&C renewed an agreement for the management of insurance funds with AMC, entrusting AMC to manage and make investments for its insurance funds, effective from 1 January 2021 to 31 December 2023. In accordance with the agreement, CLP&C paid AMC a fixed service fee and a variable service fee. The fixed service fee was calculated on a monthly basis and payable on an annual basis, by multiplying the average net asset value of assets of each category under management at the beginning and the end of any given month by the responding annual investment management fee rate, divided by 12. The variable service fee was payable on an annual basis, and linked to investment performance.
[3]	On 31 January 2018, CLP&C and the Company signed an insurance agency framework agreement, whereby CLP&C entrusted the Company to act as an agent to sell designated P&C insurance products in certain authorised jurisdictions. The agency fee was determined based on cost (tax included) plus a margin. The agreement is effective for three years, from 8 March 2018 to 7 March 2021. On 20 February 2021, CLP&C and the Company renewed the agreement, effective for two years, from 8 March 2021 to 7 March 2023. CLP&C and CL Sales signed the Strategic Cooperation Agreement on 22 July 2019. According to the agreement, CL Sales, as an agent of insurance products, provides intermediary services for CLP&C. The two parties determine the specific commissions and the standard of sales management fee through fair negotiation, based on the local market price and the paid- in premium which exclude value-added tax and deducte the premium from batch reduction. This agreement is valid for three years, from 22 July 2019 to 21 July 2022.
[4]	These transactions constitute continuing connected transactions which are subject to reporting and announcement requirements but are exempt from independent shareholders’ approval requirements under Chapter 14A of the Listing Rules. The Company has complied with the disclosure requirements in accordance with Chapter 14A of the Listing Rules.
[5]	The 2021 final dividend of RMB0.0813 in cash per ordinary share was approved and declared in the Annual General Meeting of CGB on 24 June 2022. The Company’s cash dividend receivable is RMB774 million.
[6]	On 19 October 2018, the Company and CGB renewed an insurance agency agreement to distribute insurance products. All individual insurance products suitable for distribution through bancassurance channels are included in the agreement. CGB provides agency services, including the sale of insurance products, collecting premiums and paying benefits. The Company paid the agency commission by multiplying the net amount of total premiums received from the sale of each category individual insurance products after deducting the surrender premiums in the hesitation period, by the responding fixed commission rate. The commission rates for various insurance products sold by CGB are agreed based on arm’s length transactions. The commissions are payable on a monthly basis. The agreement was effective from the signing date to 16 August 2020. On 22 August 2020, the Company and CGB renewed an insurance agency agreement to distribute insurance products, effective from the signing date to 22 August 2022. On 19 August 2022, the Company and CGB signed an insurance part-time agency business cooperation agreement, effective from the signing date to 31 December 2022. On 27 December 2021, the Company and CGB renewed another insurance agency agreement to distribute corporate group insurance products. The corporate group insurance products suitable for distribution through bancassurance channels are included in the agreement. The Company paid the agency commission by multiplying the net amount of total premiums received from the sale of each category group insurance product after deducting the surrender premiums, by the responding fixed commission rate. The commission rates for various insurance products sold by CGB are agreed by reference to comparable market prices of independent third-parties. The commissions are paid on a monthly basis. The agreement is effective for one years from 1 January 2022, with an automatic one-year renewal, no more than twice, if no objections were raised by either party upon expiry.
[7]	On 31 December 2021, the Company and CLIC renewed an insurance agency agreement, effective from 1 January 2022 to 31 December 2024. The Company performs its duties as insurance agent in accordance with the agreement, but does not acquire any rights and profits or assume any obligations, losses and risks as an insurer of the non-transferable policies. The policy management fee was payable annually, and is equal to the sum of (1) the number of policies in force as at the last day of the period, multiplied by RMB14 per policy and (2) 2.5% of the actual premiums and deposits received during the period, in respect of such policies. The policy management fee income is included in other income in the consolidated statement of comprehensive income.
[8]	In December 2018, CLIC renewed an asset management agreement with AMC, entrusting AMC to manage and make investments for its insurance funds. The agreement is effective from 1 January 2019 to 31 December 2021. In July 2020, CLIC revised the asset management agreement with AMC, effective from 1 July 2020 to 31 December 2022. In accordance with the agreement and the revision, CLIC paid AMC a basic service fee at the rate of 0.08% per annum for the management of insurance funds. The service fee was calculated on a monthly basis and payable on a quarterly basis, by multiplying the average book value of the assets under management (after deducting the funds and interests of positive repurchase transactions and deducting the principal and interests of debt and equity investment schemes, project asset-backed schemes and customised non-standard products) at the beginning and the end of any given month by the rate of 0.08%, divided by 12. According to specific projects, debt investment schemes, equity investment plans, project asset-backed plans, and customised non-standard products are based on the contractual agreed rate, without paying for an extra management fee. At the end of each year, CLIC assessed the investment performance of the assets managed by AMC, compared the actual results against benchmark returns and made adjustment to the basic service fee.
[9]	On 27 December 2021, the Company and CLI renewed an operation and management agreement of alternative investment of insurance funds, effective from 1 January 2022 to 31 December 2023. The agreement shall be automatically renewed for one year unless either party gives written notice to the other party not to renew it 90 business days prior to the expiration of this agreement. In accordance with the agreement, the Company entrusted CLI to engage in investment, operation and management of non-standard financial products and securitised financial products under the instructions of the annual guidelines. The Company paid CLI an asset management fee, product management fee and a performance related bonus based on the agreement. For existing projects, the management fee rate depended on the rate determined previously; for newly signed projects, the management fee rate was determined by both sides based on market and management pattern, and the maximum rate shall not exceed 0.6%. The performance-related bonus is based on the internal return rate by the Company upon expiry of the project. In addition, the Company adjusts the investment management fees for fixed-income projects and non-fixed-income projects based on the annual evaluation results on CLI’s performance. The adjustment (variable management fee) ranges from negative 2% to positive 2% of the investment management fee in the current period.
[10]	On 31 December 2021, the Company and CLHI renewed an aged-care projects management service agreement, effective from 1 January 2022 to 31 December 2022. In accordance with the agreement, the Company entrusted CLHI to operate and manage existed aged-care projects and paid CLHI a management service fee. The management service fee was calculated and payable on a quarterly basis, by multiplying the total amount of the investments under management (based on the daily weighted average investment amount) by the annual rate of 2.2%.
[11]	In 2018, CL Overseas renewed an investment management agreement with AMC HK, effective from 1 January 2018 to 31 December 2022. In accordance with the agreement, CL Overseas entrusted AMC HK to manage and make investments for its insurance funds and paid AMC HK a basic investment management fee and an investment performance fee. The basic investment management fee was accrued by multiplying the weighted average total funds by the basic fee rate. The investment performance fee was calculated based on the difference between the total actual annual yields and predetermined net realised yield. The basic investment management fee was calculated and payable on a semi-annual basis. The investment performance fee was payable according to the total actual annual yield at the end of each year.
[12]	On 28 December 2018, the Company and AMC renewed the agreement for the management of insurance funds, effective from 1 January 2019 to 31 December 2021. On 1 July 2020, the Company and AMC revised the agreement for the management of insurance funds, effective from 1 July 2020 to 31 December 2022. In accordance with the agreement and the revision, the Company entrusted AMC to manage and make investments for its insurance funds and paid AMC a fixed investment management service fee and a variable investment management service fee. The daily accrued fixed service fee was calculated and payable on a quarterly basis, by multiplying the net value of the total investment assets on the day by the variety-based annual investment management fee rate divided by 360; the variable investment management service fee was payable annually, based on the results of performance evaluation, at 20% of the fixed service fee per annum. Asset management fees charged to the Company by AMC are eliminated in the consolidated statement of comprehensive income.
[13]	On 29 December 2021, the Company and AMC HK renewed the management agreement of insurance funds investment, which is effective from 1 January 2022 to 31 December 2024. In accordance with the agreement, the Company entrusted AMC HK to manage and make investments for its insurance funds and paid AMC HK an asset management fee on a semi-annual basis. The management fee is determined by market-oriented pricing, and the maximum investment management fee paid annually is RMB30 million. Asset management fees charged to the Company by AMC HK are eliminated in the consolidated statement of comprehensive income.